AUDREY L. CHENG
Assistant Vice President, Counsel
Office: (949) 219-3202
Fax: (949) 219-3706
E-mail: Audrey.Cheng@PacificLife.com
June 29, 2012
Via Electronic Transmission
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:	Pacific Select Fund
(File Nos. 033-13954, 811-05141)
Dear Sir or Madam:
On behalf of Pacific Select Fund (the “Fund”), attached for electronic filing is Post-Effective Amendment (“PEA”) No. 91 to the Fund’s Registration Statement on Form N-1A, which is filed in reliance on Rule 485(a) under the Securities Act of 1933, as amended. This PEA is filed for purposes of adding the Currency Strategies Portfolio, Global Absolute Return Portfolio and the Precious Metals Portfolio.
Information that was not available at the time of the filing (e.g. other accounts managed, beneficial interest of Trustees and portfolio managers, if any, Trustee compensation, advisory fees paid, together with the financial information), will be added in a 485(b) filing prior to the effective date.
As the facing sheet indicates, PEA No. 91 is scheduled to become effective seventy-five (75) days after filing. No fees are required in connection with this filing.
If you have any questions or further comments regarding this matter, please contact me.
Sincerely,
Audrey L. Cheng

cc:	Laurene E. MacElwee, Pacific Life Fund Advisors LLC
Robin Yonis, Esq., Pacific Life Fund Advisors LLC
Anthony H Zacharski, Esq., Dechert LLP (w/attachment)